Long-Term Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases
At December 31, 2017, the aggregate future minimum rental commitments under all non-cancelable operating lease agreements are as follows:

For the Years Ended December 31,	Gross Rental Commitments	Rentals from Subleases	Net Rental Commitments
(In millions of dollars)
2018	$355	$41	$314
2019	$316	$34	$282
2020	$291	$31	$260
2021	$226	$3	$223
2022	$207	$1	$206
Subsequent years	$773	$1	$772

Future minimum rental commitments
At December 31, 2017, the aggregate fixed future minimum commitments under these agreements are as follows:

For the Years Ended December 31,	Future Minimum Commitments
(In millions of dollars)
2018	$228
2019	106
2020	28
Subsequent years	25
$387